Equity (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Equity Abstract
Schedule illustrates the number and movements in treasury shares

	Number of treasury shares	Average price (in Brazilian Reais)
Outstanding at January 1, 2022	1,654,927	92.23
Repurchased	2,131,358	71.46
Outstanding at December 31, 2022	3,786,285	80.54
Repurchased	216,339	57.17
Delivered under the share-based compensation plans	(229,146)	79.28
Outstanding at December 31, 2023	3,773,478	79.28
Delivered under the share-based compensation plans	(317,940)	79.28
Outstanding at December 31, 2024	3,455,538	79.28